Income Taxes (Tables) - Bird Rides [Member]	12 Months Ended
Dec. 31, 2020
Summary of income before income tax, domestic and foreign
The U.S. and foreign components of loss before provision for income taxes for the years ended December 31, 2020 and December 31, 2019 are as follows (in thousands):

	For the year ended December 31,
	2020	2019
U.S.	$(105,235)	$(314,663)
Foreign	(102,931)	(72,543)

Loss before income taxes	$(208,166)	$(387,206)

summary of components of the provision for income taxes
The components of the provision for income taxes for the years ended December 31, 2020 and December 31, 2019 are as follows (in thousands):

	For the year ended December 31,
	2020	2019
Current
Federal	$—	$—
State	38	41
Foreign	26	235

Total current tax expense	$64	$276

Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred tax expense	$—	$—

Total provision for income taxes	$64	$276

Summary of reconciliation of the statutory federal income tax rate to the Company's effective tax rate
The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2020 and December 31, 2019:

	For the year ended December 31,
	2020	2019
Federal statutory income tax rate	21%	21%
Stock-based compensation	-0.37%	-0.23%
Valuation allowance	-22.93%	-21.56%
Foreign Rate Differential	1.92%	0.75%
Cumulative Translation Adjustment	1.04%	0.00%
Other	-0.69%	-0.03%

Effective income tax rate	-0.03%	-0.07%

Summary of deferred income taxes
Deferred income taxes for the years ended December 31, 2020 and December 31, 2019 consist of the following (in thousands):

	For the year ended December 31,
	2020	2019
Deferred tax assets
Net operating losses	$240,128	$169,731
Other	8,986	4,372

Total deferred tax assets	$249,114	$174,103

Deferred tax liabilities
Fixed assets	$(2,903)	$(4,915)
Other	(578)	(295)

Total deferred tax liabilities	$(3,481)	$(5,210)
Less: Valuation allowance	(245,633)	(168,893)

Net deferred tax assets	$—	$—

summary of gross unrecognized tax benefits for the years
The following table reflects changes in gross unrecognized tax benefits for the years ended December 31, 2020 and December 31, 2019 (in thousands):

	For the year ended December 31,
	2020	2019
Unrecognized tax benefits at beginning of year	$10,743	$759
Gross Increases — current year positions	3,250	9,984

Unrecognized tax benefits at end of year	$13,993	$10,743

Summary of open tax years for the Company's major tax jurisdictions	As of December 31, 2020, the open tax years for the Company’s major tax jurisdictions are as follows:

Jurisdiction	Tax Years
U.S. Federal	2018-2020
U.S. State	2018-2020
Netherlands	2018-2020